Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

June 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.3%
Long-Term Municipal Bonds – 90.1%
New York – 79.7%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026	$855	$877,053
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AG Series 2020 3.00%, 04/01/2035	2,220	2,034,691
3.00%, 04/01/2036	2,000	1,792,235
3.00%, 04/01/2037	1,500	1,309,453
4.00%, 04/01/2034	725	729,730
4.00%, 04/01/2038	2,900	2,760,731
4.00%, 04/01/2040	1,500	1,388,772
5.00%, 04/01/2032	2,000	2,133,618
5.00%, 04/01/2033	1,000	1,060,913
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	1,150	1,170,533
5.75%, 06/01/2042(a)	2,250	2,260,129
Build NYC Resource Corp. (Grand Concourse Academy Charter School) Series 2022 5.00%, 07/01/2042	550	534,938
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	687,785
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2025(b) (c)	1,750	1,050,000
5.25%, 11/01/2029(b) (c)	2,100	1,260,000
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2040	1,060	982,544
4.00%, 09/01/2041	1,725	1,579,483
4.00%, 09/01/2042	1,175	1,061,323
5.00%, 09/01/2038	1,485	1,541,105
5.00%, 09/01/2039	1,125	1,158,827
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2045	1,535	1,591,297
City of New York NY (City of New York NY) Series 2016-C 5.00%, 08/01/2028	11,165	11,301,403
Series 2016-E 5.00%, 08/01/2027	1,495	1,530,089

	Principal Amount (000)	U.S. $ Value

Series 2017 5.00%, 08/01/2025	$8,000	$8,012,907
Series 2017-1 5.00%, 08/01/2025	2,450	2,453,953
Series 2017-C 5.00%, 08/01/2025	1,085	1,086,751
Series 2018-A 5.00%, 08/01/2026	7,690	7,882,264
Series 2018-D 5.00%, 12/01/2038	9,665	9,914,346
Series 2019-E 5.00%, 08/01/2025	1,700	1,702,743
Series 2020-C 4.00%, 08/01/2037	3,445	3,426,206
4.00%, 08/01/2039	1,450	1,400,664
5.00%, 08/01/2025	2,300	2,303,711
5.00%, 08/01/2026	3,000	3,075,005
Series 2021 1.216%, 08/01/2026	5,360	5,191,394
1.396%, 08/01/2027	4,950	4,683,863
1.623%, 08/01/2028	3,255	3,018,177
Series 2021-F 4.00%, 03/01/2040	1,000	949,392
Series 2022-B 5.00%, 08/01/2025	8,000	8,012,907
Series 2023 5.00%, 08/01/2036	2,500	2,728,600
5.00%, 08/01/2040	1,000	1,059,549
5.00%, 08/01/2043	5,000	5,173,749
Series 2023-E 5.25%, 04/01/2044	4,000	4,185,939
Series 2024-C 4.61%, 09/01/2037	2,000	1,942,508
5.00%, 09/01/2044	1,000	1,032,535
Series 2024-I 5.00%, 04/01/2034	7,000	7,894,155
AG Series 2024-A 5.00%, 08/01/2026	4,985	5,117,730
AG Series 2024-C 5.00%, 10/01/2026	5,310	5,464,358
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.216%, 08/01/2026	640	619,845
1.623%, 08/01/2028	745	694,875
City of Yonkers NY (City of Yonkers NY) AG Series 2024-A 5.00%, 02/15/2037	1,100	1,200,100
5.00%, 02/15/2040	1,000	1,061,351
5.00%, 02/15/2041	2,120	2,230,664
County of Erie NY (County of Erie NY) Series 2024 5.00%, 09/15/2044	3,750	3,955,783
County of Nassau NY (County of Nassau NY) Series 2017-C 5.00%, 10/01/2026	2,220	2,288,074

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 04/01/2040	$5,705	$6,144,531
5.00%, 04/01/2041	7,855	8,376,674
5.00%, 04/01/2043	9,280	9,746,368
County of Suffolk NY (County of Suffolk NY) Series 2022 5.00%, 09/01/2029	1,770	1,936,835
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,437,346
Series 2020-B 5.918%, 07/01/2039	4,560	4,449,528
Empire State Development Corp. (Prerefunded - US Govt Agencies) Series 2016-A 5.00%, 03/15/2028	5,010	5,090,363
Empire State Development Corp. (Prerefunded - US Treasuries) Series 2015-A 5.00%, 03/15/2027	7,000	7,030,050
Empire State Development Corp. (State of New York Pers Income Tax) Series 2017 5.00%, 03/15/2031	5,000	5,170,168
Series 2020-E 5.00%, 03/15/2026	10,000	10,160,582
Series 2022 5.00%, 09/15/2029	6,830	7,456,172
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042	4,000	3,996,498
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2031	17,060	17,599,598
5.00%, 02/15/2032	5,590	5,753,638
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2044	10,000	10,361,831
5.00%, 09/01/2049	3,900	3,945,160
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,128,669
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	1,555	1,686,655
Series 2016-D 5.00%, 11/15/2027	1,210	1,242,443
Series 2017 5.00%, 11/15/2027	5,050	5,290,246
5.00%, 11/15/2028	4,020	4,280,033

	Principal Amount (000)	U.S. $ Value

Series 2017-C 5.00%, 11/15/2025	$3,250	$3,271,890
5.00%, 11/15/2027	9,140	9,574,822
5.00%, 11/15/2028	7,400	7,748,192
5.00%, 11/15/2029	1,790	1,868,521
5.00%, 11/15/2031	29,930	31,095,241
Series 2021 3.378% (SOFR + 0.43%), 11/01/2026(d)	735	734,334
Series 2025 5.00%, 11/15/2044	2,000	2,027,449
AG Series 2021 3.748% (SOFR + 0.80%), 11/01/2032(d)	3,715	3,714,795
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2022-A 4.00%, 11/15/2038	3,000	2,936,510
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	253,562
5.625%, 07/01/2042(a)	2,000	1,949,281
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	2,445	2,187,864
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2028	1,210	1,277,386
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	1,820	1,763,881
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,239,663
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	739,548
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	1,070	1,094,424
5.25%, 12/15/2031	2,620	2,682,015
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021 5.00%, 06/15/2027	10,000	10,102,217
Series 2021-B 4.00%, 06/15/2039	2,000	1,957,850
Series 2023 5.00%, 06/15/2035	13,345	14,924,704

	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority (Prerefunded - US Treasuries) Series 2015-G 5.00%, 06/15/2028	$5,830	$5,833,863
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2043	5,000	5,383,784
Series 2024 5.01%, 05/01/2034	2,000	2,036,810
Series 2025 5.00%, 05/01/2043	5,500	5,737,484
Series 2025-H 5.00%, 11/01/2043	6,440	6,718,072
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2016-S 5.00%, 07/15/2034	2,000	2,018,318
Series 2018-S 5.00%, 07/15/2031	2,065	2,175,104
5.00%, 07/15/2032	16,090	16,891,413
New York City Transitional Finance Authority Building Aid Revenue (State of New York State Lease) Series 2021-S 4.00%, 07/15/2040	2,500	2,370,022
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-B 5.00%, 08/01/2031	2,200	2,240,048
Series 2017-F 5.00%, 05/01/2032	1,220	1,261,691
Series 2020 5.00%, 11/01/2027	2,580	2,721,922
Series 2021-E 4.00%, 02/01/2038	3,750	3,658,495
4.00%, 02/01/2040	12,575	11,959,688
Series 2022 5.00%, 11/01/2026	4,000	4,121,973
New York City Transitional Finance Authority Future Tax Secured Revenue (Prerefunded - US Treasuries) Series 2015A-1 5.00%, 08/01/2034	4,000	4,006,611
5.00%, 08/01/2037	4,000	4,006,611
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	1,999,918
7.25%, 11/15/2044(a)	3,260	3,262,081
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,487,606
2.625%, 09/15/2069	22,240	20,448,486
2.80%, 09/15/2069	6,470	5,898,989

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	$20,000	$15,525,108
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.25%, 11/15/2040	1,000	1,094,651
5.25%, 11/15/2041	1,000	1,083,013
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	970,291
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2026(a)	1,500	1,508,795
5.00%, 12/01/2034(a)	2,500	2,458,780
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,748,488
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2026	620	631,206
5.00%, 07/01/2027	325	335,758
5.00%, 07/01/2029	500	529,350
5.00%, 07/01/2030	300	320,115
5.00%, 07/01/2031	320	343,736
5.00%, 07/01/2032	280	301,702
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2039	1,000	1,056,602
5.00%, 07/01/2040	1,000	1,044,990
5.50%, 07/01/2044	1,250	1,319,573
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2025 5.00%, 07/01/2035	1,000	1,141,666
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.25%, 11/01/2041	2,150	2,212,897
5.25%, 11/01/2043	1,500	1,522,378
5.50%, 11/01/2044	2,900	3,014,490
New York State Dormitory Authority (New York & Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,742,377
5.00%, 08/01/2038	5,000	5,438,402

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2022-C 5.00%, 10/01/2025	$1,000	$1,004,982
AG Series 2020 5.00%, 10/01/2026	3,045	3,136,803
5.00%, 10/01/2029	2,130	2,268,047
AG Series 2023 5.00%, 10/01/2025	4,695	4,719,316
BAM Series 2022 5.00%, 10/01/2025	3,975	3,996,009
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,038,315
Series 2023-A 4.00%, 03/15/2043	4,350	3,962,428
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,196,609
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,398,901
4.00%, 05/01/2040	6,000	5,705,788
Series 2025 5.00%, 05/01/2029	10,635	11,385,951
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2024 5.00%, 07/01/2030	1,600	1,760,651
5.00%, 07/01/2034	1,700	1,935,503
New York State Dormitory Authority (Pace University) Series 2024-A 5.25%, 05/01/2039	1,050	1,088,277
5.25%, 05/01/2042	1,325	1,342,148
5.25%, 05/01/2044	1,050	1,052,651
5.50%, 05/01/2049	1,500	1,509,573
5.50%, 05/01/2056	875	873,615
New York State Dormitory Authority (Prerefunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026	5,500	5,383,559
New York State Dormitory Authority (Prerefunded - US Treasuries) AG Series 2020 5.00%, 10/01/2026	5	5,142
5.00%, 10/01/2029	5	5,355
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,022,545
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2031	1,400	1,438,313
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	2,430	2,499,585

	Principal Amount (000)	U.S. $ Value

Series 2017-B 5.00%, 02/15/2037	$5,520	$5,676,293
Series 2019-A 5.00%, 03/15/2026	4,500	4,572,262
Series 2021-A 4.00%, 03/15/2039	1,000	971,556
Series 2021-E 4.00%, 03/15/2037	4,645	4,613,585
Series 2022-A 4.00%, 03/15/2039	2,000	1,941,677
Series 2024-A 5.00%, 03/15/2046	3,000	3,073,704
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2035	1,000	928,553
5.00%, 07/01/2037	1,000	914,628
5.00%, 07/01/2039	1,500	1,351,486
5.00%, 07/01/2042	1,630	1,437,812
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2035	1,300	1,369,759
5.00%, 10/01/2036	1,700	1,770,697
5.00%, 10/01/2037	1,800	1,856,900
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2018 3.00%, 08/01/2032	5,000	5,000,000
Series 2025 4.00%, 05/15/2032(e)	6,800	6,840,719
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	466,339
Series 2023 5.125%, 09/01/2050(a)	1,800	1,851,604
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2042	5,750	5,326,192
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	7,727,547
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	730	730,013
Series 2021 2.25%, 08/01/2026	830	816,983
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,013,719
5.00%, 01/01/2032	2,355	2,398,446

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2036	$2,000	$2,015,872
Series 2023 5.625%, 04/01/2040	4,165	4,280,568
6.00%, 04/01/2035	1,500	1,631,631
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,970,673
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2034	500	486,323
4.00%, 10/31/2041	2,075	1,828,037
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2027	2,210	2,289,832
5.00%, 12/01/2030	1,010	1,078,894
5.00%, 12/01/2031	400	423,039
5.00%, 12/01/2032	1,035	1,089,389
5.00%, 12/01/2035	1,000	1,032,594
5.00%, 12/01/2036	1,050	1,076,819
Series 2022 5.00%, 12/01/2027	2,115	2,191,401
5.00%, 12/01/2031	2,035	2,182,133
5.00%, 12/01/2039	4,580	4,624,431
5.00%, 12/01/2040	3,310	3,329,085
5.00%, 12/01/2042	2,860	2,813,233
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.25%, 06/30/2043	8,500	8,554,210
5.25%, 06/30/2044	10,895	10,915,879
AG Series 2023 5.50%, 06/30/2043	2,250	2,336,972
5.50%, 06/30/2044	2,500	2,587,582
AG Series 2024 4.25%, 06/30/2042	10,000	9,418,115
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.25%, 01/01/2050	2,535	2,497,521
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	905,645
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.00%, 08/01/2033	825	784,515
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	293,377
4.00%, 07/01/2036	350	332,228
4.00%, 07/01/2039	450	406,442

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2015 5.00%, 10/15/2026	$8,405	$8,447,602
Series 2017 5.00%, 10/15/2028	6,925	7,117,426
Series 2018-2 5.00%, 09/15/2025	3,040	3,048,867
5.00%, 09/15/2026	1,000	1,021,045
5.00%, 09/15/2027	1,000	1,038,611
5.00%, 09/15/2028	8,000	8,320,479
5.00%, 09/15/2033	5,335	5,481,732
Series 2019 5.00%, 11/01/2039	9,000	9,118,501
Series 2020-2 5.00%, 07/15/2033	3,000	3,146,782
5.00%, 07/15/2034	4,860	5,063,451
5.00%, 07/15/2035	5,095	5,271,005
State of New York (State of New York) Series 2023-A 5.00%, 03/15/2026	1,395	1,418,681
5.00%, 03/15/2031	5,600	6,307,394
5.00%, 03/15/2032	1,815	2,067,997
5.00%, 03/15/2033	1,750	2,011,844
5.00%, 03/15/2036	1,500	1,676,582
5.00%, 03/15/2038	1,500	1,647,373
5.00%, 03/15/2039	2,000	2,179,664
5.00%, 03/15/2040	2,250	2,428,077
Series 2023-C 5.00%, 03/15/2037	1,670	1,850,460
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2029	500	511,919
5.00%, 12/01/2034	1,000	1,025,499
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	4,300	4,395,682
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2035	2,300	2,262,455
4.00%, 06/01/2036	2,425	2,362,837
4.00%, 06/01/2038	1,000	954,971
4.00%, 06/01/2050	1,970	1,773,551
5.00%, 06/01/2034	2,275	2,380,121
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,271,120
Series 2021-A 2.511%, 05/15/2035	10,000	8,292,796
Series 2022 3.998% (SOFR + 1.05%), 04/01/2026(d)	7,500	7,499,873
5.00%, 05/15/2041	1,750	1,820,613
Series 2023 5.25%, 11/15/2042	10,420	11,084,285

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 11/15/2033	$3,000	$3,406,361
Series 2024-B 5.00%, 03/15/2027	5,000	5,185,722
Series 2025 5.00%, 03/15/2027	10,000	10,371,445
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2041	2,000	2,119,548
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	10,865	11,505,540
5.00%, 03/01/2028	2,500	2,640,686
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,078,319
5.00%, 09/01/2031	2,570	2,760,674
5.00%, 09/01/2032	7,890	8,441,022
5.00%, 09/01/2033	2,365	2,512,199
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026	13,175	13,580,584
Series 2020 4.00%, 12/01/2033	1,160	1,179,754
5.00%, 12/01/2031	1,800	1,973,709
5.00%, 12/01/2032	2,000	2,179,356
Utility Debt Securitization Authority (Utility Debt Securitization Authority) Series 2015 5.00%, 12/15/2033	2,000	2,014,299
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	270	274,549
5.00%, 01/01/2032	520	548,996
5.00%, 01/01/2037	530	548,860
5.00%, 01/01/2041	720	729,323

		998,678,865

Alabama – 0.5%
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	5,000	5,237,171
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,020,329

		6,257,500

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$875	$910,232

California – 0.1%
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,215	1,287,647

Colorado – 0.0%
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2020 5.00%, 12/01/2050	160	154,946

Connecticut – 0.7%
State of Connecticut (State of Connecticut) Series 2018-C 5.00%, 06/15/2027	4,715	4,924,533
Series 2018-F 5.00%, 09/15/2027	4,025	4,229,815

		9,154,348

Florida – 0.0%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	100	82,034
Zero Coupon, 10/01/2032	100	74,862
Zero Coupon, 10/01/2033	100	70,853
Zero Coupon, 10/01/2034	110	74,507

		302,256

Georgia – 0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2031	905	951,586
5.00%, 01/01/2032	565	592,708
5.00%, 01/01/2035	1,185	1,216,477

		2,760,771

Guam – 2.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 3.099%, 10/01/2028	1,430	1,371,840
Series 2023 5.125%, 10/01/2034	250	262,171
5.25%, 10/01/2031	1,025	1,087,686
5.25%, 10/01/2035	265	278,387
5.375%, 10/01/2033	525	562,998
Series 2024-A 5.00%, 10/01/2028	325	335,252

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2030	$855	$893,506
5.00%, 10/01/2032	1,875	1,962,041
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2017 5.00%, 07/01/2028	1,250	1,281,446
Guam Government Waterworks Authority (Guam Waterworks Authority Water & Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,097,308
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2025	2,980	2,989,841
5.00%, 10/01/2026	1,225	1,251,289
5.00%, 10/01/2027	1,230	1,277,629
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,172,411
5.00%, 12/01/2029	770	783,771
5.00%, 12/01/2030	1,000	1,017,272
5.00%, 12/01/2032	925	938,638
5.00%, 12/01/2033	1,725	1,733,931
5.00%, 12/01/2034	1,250	1,263,598
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	3,580	3,588,947
Series 2015-D 5.00%, 11/15/2025	1,555	1,562,133
Series 2021-F 5.00%, 01/01/2030	1,250	1,314,714
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	200	203,920

		28,230,729

Illinois – 0.2%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2032	365	366,310
5.00%, 09/01/2033	200	199,611
5.00%, 09/01/2034	100	98,804
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2028	2,000	2,075,959

		2,740,684

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(b) (c)	32	3

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.1%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	$350	$352,493
5.00%, 02/01/2027	375	383,574
5.00%, 02/01/2030	210	221,462
5.00%, 02/01/2031	275	284,083

		1,241,612

Michigan – 1.3%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2029	250	259,669
5.00%, 04/01/2032	1,005	1,035,665
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	8,898,243
5.00%, 12/31/2030	4,000	4,129,744
5.00%, 06/30/2032	1,690	1,731,974

		16,055,295

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	275	284,815

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,442,827

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	195	190,364

New Jersey – 2.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,092,848
Series 2018-A 5.00%, 06/15/2028	11,680	11,890,122
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019-B 5.00%, 06/15/2030	230	247,949
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,561,869

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 06/15/2042	$4,805	$4,950,078
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2019-B 5.00%, 06/15/2030	1,270	1,349,715

		27,092,581

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	2,420	1,673,020
5.625%, 07/01/2029	760	801,655
Series 2022-C Zero Coupon, 11/01/2043	829	509,571
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	3,090	3,211,187
5.00%, 07/01/2035(a)	2,310	2,373,075
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,390	1,387,064
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,000	1,103,848
6.50%, 01/01/2041	1,250	1,386,211

		12,445,631

South Carolina – 0.4%
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2020-A 5.00%, 12/01/2043	1,500	1,506,172
Series 2021-B 4.00%, 12/01/2038	2,125	2,045,548
5.00%, 12/01/2040	1,000	1,027,806

		4,579,526

Texas – 0.2%
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,125,900

Washington – 0.1%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	938	881,764

	Principal Amount (000)	U.S. $ Value

Series 2021-1, Class X 0.727%, 12/20/2035(f)	$939	$37,004

		918,768

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	995	996,666
5.00%, 10/01/2026(a)	1,050	1,062,528
5.00%, 10/01/2027(a)	1,090	1,113,277
5.00%, 10/01/2028(a)	900	926,062
5.00%, 10/01/2029(a)	275	284,151

		4,382,684

Total Long-Term Municipal Bonds (cost $1,165,312,084)		1,130,237,984

Short-Term Municipal Notes – 8.2%
New York – 8.2%
Build NYC Resource Corp. (Asia Society/The) Series 2015 1.97%, 04/01/2045(g)	1,585	1,585,000
City of New York NY (City of New York NY) Series 2008-L 3.60%, 04/01/2038(g)	2,820	2,820,000
Series 2013-D 3.95%, 08/01/2040(g)	1,800	1,800,000
Series 2015 4.00%, 06/01/2044(g)	3,215	3,215,000
Series 2022-A 3.95%, 09/01/2049(g)	3,900	3,900,000
Series 2024-A 5.00%, 08/01/2025	5,000	5,008,067
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025	5,000	5,007,840
Dutchess County Industrial Development Agency (Marist College) Series 2008 1.97%, 07/01/2038(g)	1,105	1,105,000
Jamestown City School District (Jamestown City School District) Series 2024 4.50%, 07/18/2025	2,000	2,001,230
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015 2.50%, 11/01/2026(g)	230	230,000
Series 2021-E 3.90%, 11/15/2050(g)	10,525	10,525,000

	Principal Amount (000)	U.S. $ Value

New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-D, Class C 1.95%, 02/15/2026(g)	$240	$240,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 2.00%, 10/15/2041(g)	250	250,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 1.75%, 11/01/2048(g)	3,400	3,400,000
New York City Housing Development Corp. (New York City Housing Development) Series 2012-A 1.95%, 09/01/2049(g)	1,000	1,000,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 2.00%, 05/01/2044(g)	5,790	5,790,000
New York State Housing Finance Agency (DD 11th Avenue LLC) Series 2009 1.75%, 05/15/2041(g)	1,075	1,075,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 2.40%, 05/01/2035(g)	3,473	3,473,000
New York State Housing Finance Agency (New York State Housing Finance Agency) Series 2006 1.75%, 11/15/2036(g)	7,800	7,800,000
Series 2009 1.70%, 05/15/2039(g)	400	400,000
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.37%, 05/01/2047(a) (g)	7,200	7,200,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2024 4.00%, 08/21/2025	3,000	3,003,939
Series 2025 4.00%, 03/06/2026	13,000	13,094,841
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.60%, 01/01/2031(g)	5,000	5,000,000
Series 2023-B 3.95%, 01/01/2032(g)	1,900	1,900,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden/The) Series 2009 1.91%, 07/01/2032(g)	6,385	6,385,000

	Principal Amount (000)	U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 1.75%, 02/01/2034(g)	$5,465	$5,465,000

Total Short-Term Municipal Notes (cost $102,687,490)		102,673,917

Total Municipal Obligations (cost $1,267,999,574)		1,232,911,901

GOVERNMENTS - TREASURIES – 0.1%
United States – 0.1%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $2,439,786)	2,377	2,288,605

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $702,260)	702	712,238

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Non-Agency Fixed Rate – 0.1%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031	550	563,163

Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 10.42% (CME Term SOFR + 6.11%), 09/25/2028(d)	11	10,987
Series 2016-C01, Class 1M2 11.17% (CME Term SOFR + 6.86%), 08/25/2028(d)	77	79,136

		90,123

Total Collateralized Mortgage Obligations (cost $639,496)		653,286

Total Investments – 98.6% (cost $1,271,781,116)(i)		1,236,566,030
Other assets less liabilities – 1.4%		16,950,881

Net Assets – 100.0%		$1,253,516,911

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,120	10/15/2028	CPI#	2.565%	Maturity	$(30,436)	$—	$(30,436)
USD	22,000	10/15/2029	2.569%	CPI#	Maturity	(24,275)	—	(24,275)
USD	21,500	10/15/2029	2.485%	CPI#	Maturity	62,322	—	62,322
USD	17,177	10/15/2029	2.516%	CPI#	Maturity	24,387	—	24,387
USD	17,162	10/15/2029	2.499%	CPI#	Maturity	38,288	—	38,288
USD	17,161	10/15/2029	2.451%	CPI#	Maturity	77,341	—	77,341
USD	26,380	10/15/2030	CPI#	2.531%	Maturity	23,946	—	23,946

						$171,573	$—	$171,573

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(610,837)	$—	$(610,837)
USD	17,500	10/15/2029	1 Day SOFR	3.785%	Annual	189,330	—	189,330
USD	7,600	10/15/2030	1 Day SOFR	4.082%	Annual	223,480	—	223,480
USD	8,800	07/31/2031	1 Day SOFR	3.972%	Annual	178,173	—	178,173
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	68,344	942	67,402
USD	3,250	06/15/2034	3.851%	1 Day SOFR	Annual	(49,948)	924	(50,872)
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	338,042	—	338,042
USD	8,900	08/15/2034	3.264%	1 Day SOFR	Annual	361,458	247	361,211
USD	6,400	08/15/2034	3.304%	1 Day SOFR	Annual	247,110	—	247,110
USD	13,700	02/15/2035	3.747%	1 Day SOFR	Annual	(65,220)	(3,353)	(61,867)

						$879,932	$(1,240)	$881,172

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	16,980	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$1,105,396	$—	$1,105,396

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $41,715,420 or 3.3% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(e)	When-Issued or delayed delivery security.
(f)	IO - Interest Only.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(i)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,716,498 and gross unrealized depreciation of investments was $(39,773,443), resulting in net unrealized depreciation of $(33,056,945).

As of June 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CME – Chicago Mercantile Exchange

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,130,237,984	$—	$1,130,237,984
Short-Term Municipal Notes	—	102,673,917	—	102,673,917
Governments - Treasuries	—	2,288,605	—	2,288,605
Asset-Backed Securities	—	712,238	—	712,238
Collateralized Mortgage Obligations	—	653,286	—	653,286

Total Investments in Securities	—	1,236,566,030	—	1,236,566,030
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	226,284	—	226,284
Centrally Cleared Interest Rate Swaps	—	1,605,937	—	1,605,937
Interest Rate Swaps	—	1,105,396	—	1,105,396
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(54,711)	—	(54,711)
Centrally Cleared Interest Rate Swaps	—	(726,005)	—	(726,005)

Total	$—	$1,238,722,931	$—	$1,238,722,931

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.